Document and Entity Information	Jul. 29, 2024
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Jul. 29, 2024
Entity File Number	001-15371
Entity Registrant Name	Safehold Inc.
Entity Central Index Key	0001095651
Entity Tax Identification Number	95-6881527
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	1114 Avenue of the Americas
Entity Address, Adress Line Two	39th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	212
Local Phone Number	930-9400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	SAFE
Security Exchange Name	NYSE
Amendment Flag	false
Entity Emerging Growth Company	false